LEASES - Disclosure of composition of right-of-use asset balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	$ 7,381	$ 5,275
Additions in respect of acquisition		1,696
Balance at December 31	5,341	7,381	$ 5,275
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	11,278	7,713	6,083
Additions during the year	338	2,048	1,428
Additions in respect of acquisition		1,722
Disposals	(786)	(462)
Other changes	257	257	202
Balance at December 31	11,087	11,278	7,713
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	(3,897)	(2,438)	(1,322)
Depreciation for the year	2,178	1,797	1,116
Disposals	(329)	(338)
Balance at December 31	(5,746)	(3,897)	(2,438)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	7,368	5,196
Additions in respect of acquisition		1,696
Balance at December 31	5,341	7,368	5,196
Buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	10,947	7,382	5,752
Additions during the year	338	2,048	1,428
Additions in respect of acquisition		1,722
Disposals	(455)	(462)
Other changes	257	257	202
Balance at December 31	11,087	10,947	7,382
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	(3,579)	(2,186)	(1,136)
Depreciation for the year	2,167	1,731	1,050
Disposals	0	(338)
Balance at December 31	(5,746)	(3,579)	(2,186)
Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	13	79
Additions in respect of acquisition		0
Balance at December 31	0	13	79
Technological equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	331	331	331
Additions during the year	0	0	0
Additions in respect of acquisition		0
Disposals	(331)	0
Other changes	0	0	0
Balance at December 31	0	331	331
Technological equipment | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	(318)	(252)	(186)
Depreciation for the year	11	66	66
Disposals	(329)	0
Balance at December 31	$ (0)	$ (318)	$ (252)